Pension, Savings, and Other Employee Benefits - Pension Plan and Savings Plan (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 20, 2017 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2017 pension_plan
Defined Benefit Plan Disclosure [Line Items]
Contributions to qualified plans				$ 353,000	$ 5,100,000	$ 165,000,000
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Employer contributions				3,948,000	4,789,000
Defined benefit plan, benefit obligation		$ 840,884,000		765,309,000	840,884,000	804,542,000
Fair value of plan assets		811,244,000		730,953,000	811,244,000	778,872,000
Capital Bank Financial Corporation
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, business combination	$ 18,500,000
Plan assets, business combination	$ 13,200,000
Qualified pension
Defined Benefit Plan Disclosure [Line Items]
Contributions to qualified plans				$ 0	0
Qualified pension | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Estimated social security benefits age				65 years
Contributions to qualified plans			$ 165,000,000		0
Qualified pension | Capital Bank Financial Corporation | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Number of additional qualified pension plans | pension_plan							2
Employer contributions		5,100,000
Defined benefit plan, benefit obligation		18,700,000		$ 17,100,000	18,700,000
Fair value of plan assets		$ 18,600,000		16,500,000	18,600,000
Nonqualified pension | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Employer contributions				5,800,000
Expected pension contribution				5,200,000
Flexible Benefits Contribution
Defined Benefit Plan Disclosure [Line Items]
Employer contributions				$ 29,300,000	$ 23,000,000	$ 21,600,000
Savings Plan
Defined Benefit Plan Disclosure [Line Items]
Employer investment in qualified defined contribution plan				100.00%
Maximum percent of employee pre-tax contributions that may be matched by the Company (percent)				6.00%